Capital Stock - Additional Information, Stock-based compensation of Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	0	0	507,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,916,000
Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	0
Compensation costs	$ 0.0	$ 0.0	$ 1.9
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 0.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,916,000	4,380,000
Share-Based Payment Arrangement, Option [Member] | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	0	0	0
Compensation costs	$ 0.0	$ 0.0	$ 0.0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 0.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	120,024
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	32,000	344,000	377,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 0.4
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number	864,000	1,541,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Vested and Outstanding, Number	572,000
Restricted Stock Units | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	112,026	47,150	71,887
Compensation costs	$ 3.6	$ 3.3	$ 2.6
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 1.9
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number	175,760
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Vested and Outstanding, Number	61,788